Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings
Borrowings

12. Borrowings

As of December 31, 2024 and 2025, the contractual maturities of the borrowings are all within one year.

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Short-term bank loan	10,000	19,950
Total	10,000	19,950

In February 2024, Beijing Dake entered into a RMB 6.00 million 366-day short-term borrowing contract with a bank at a fixed borrowing rate of 5.20% and was guaranteed by a subsidiary of the Group. RMB 6.00 million was scheduled to be paid off on February 21, 2025 according to the borrowing contract.

In February 2024, Beijing Duoke entered into a RMB 4.00 million 366-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.50% and was guaranteed by a subsidiary of the Group. RMB 4.00 million was scheduled to be paid off on February 21, 2025 according to the borrowing contract.

In November 2025, Beijing Dake entered into a RMB 6.00 million 160-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.20% and was guaranteed by a subsidiary of the Group. RMB 6.00 million was scheduled to be paid off on April 15, 2026 according to the borrowing contract.

In November 2025, Shanghai Haike entered into a RMB 1.00 million 160-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.00% and was guaranteed by a subsidiary of the Group. RMB 1.00 million was scheduled to be paid off on April 15, 2026 according to the borrowing contract.

In November 2025, Beijing Duoke entered into a RMB 3.00 million 160-day short-term borrowing contract with a bank at a fixed borrowing rate of 4.20% and was guaranteed by a subsidiary of the Group. RMB 3.00 million was scheduled to be paid off on April 15, 2026 according to the borrowing contract.

In December 2025, Beijing Duoke entered into a RMB 9.95 million 31-day short-term borrowing contract with a bank at a fixed borrowing rate of 2.25% and was guaranteed by a time deposit of the Group amounted to RMB 10 million. RMB 9.95 million was paid off on January 30, 2026 according to the borrowing contract.